Note 26 - Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
Cash-- restricted and unrestricted	$2,921,800
Accounts receivable, net	52,300
Cash grant receivable	6,284,500
Other current assets	555,100
Property and equipment	16,410,600
Total identifiable assets acquired	26,224,300
Accounts payable and other liabilities	(2,496,800)
Accrued expenses	(130,800)
Construction payable	(4,704,800)
Short-term note payable	(2,588,200)
Derivative liability-interest rate swap	(1,007,300)
Long-term debt	(9,607,400)
Total liabilities assumed	(20,535,300))
Net assets acquired	$5,689,000